Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Apr. 27, 2024	Apr. 29, 2023	Apr. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company.
Fiscal Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers (“NEOs”) ($)(3)	Average Compensation Actually Paid to Non-CEO NEOs ($)(2)(3)	Value of Initial Fixed $100 Investment Based on Total Stockholder Return ($)(4)	Net Income ($ thousands)
2024	1,787,099	895,431	985,254	838,305	2.62	(63,211)
2023	1,890,783	(134,970)	1,045,680	478,125	19.72	(101,862)
2022	4,666,106	(2,214,193)	1,788,493	(50,246)	38.43	(68,857)
(1)	Mr. Huseby was the CEO each of Fiscal 2024, 2023 and 2022.
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine Compensation Actually Paid as reported in the Pay versus Performance Table. Compensation Actually Paid does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, Compensation Actually Paid is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of the end of the applicable fiscal year or, if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award.

(3)	The non-CEO named executive officers include the following individuals in each year:
2024: Messrs. Watson, Miller, Shar and Henderson and Ms. Paul
2023: Messrs. Donohue, Miller, Nenke, Shar and Henderson
2022: Messrs. Donohue, Miller, Nenke and Shar
(4)	Total Stockholder Return is determined based on the value of an initial fixed investment of $100 on April 30, 2021.
The following table outlines the adjustments made to the compensation earned by our CEO and non-CEO NEOs, as presented in the Summary Compensation Table, to derive the Compensation Actually Paid to our CEO and non-CEO NEOs.
Item and Value Added (Deducted)	2024	2023	2022
For CEO:
Summary Compensation Table Total	$1,787,099	$1,890,783	$4,666,106
- Summary Compensation Table “Option Awards” column value	—	(390,970)	(1,877,394)
- Summary Compensation Table “Stock Awards” column value	—	(360,556)	(1,650,002)
+ Year End fair value of outstanding and unvested equity awards granted in the fiscal year	—	468,285	829,586
+/- change in fair value of outstanding and unvested equity awards granted in prior years	$(660,563)	$(1,247,961)	$(5,703,253)
+ vest date fair value of equity awards granted in the covered year	—	—	—
+/- change in fair value of prior-year equity awards vested in the fiscal year	(231,105)	(494,551)	1,520,765
Compensation Actually Paid	$895,431	$(134,970)	$(2,214,193)
For Non-CEO NEOs (Average)
Summary Compensation Table Total	985,254	1,045,680	1,788,493
- Summary Compensation Table “Option Awards” column value	—	(114,923)	(625,803)
- Summary Compensation Table “Stock Awards” column value	—	(105,983)	(550,007)
+ Year End fair value of outstanding and unvested equity awards granted in the fiscal year	—	96,692	276,531
+/- change in fair value of outstanding and unvested equity awards granted in prior years	(86,179)	(173,534)	(1,181,555)
Item and Value Added (Deducted)	2024	2023	2022
+ vest date fair value of equity awards granted in the covered year	—	—	—
+/- change in fair value of prior-year equity awards vested in the fiscal year	(32,382)	(76,849)	242,095
- fair value of awards granted during prior year forfeited during year determined as of prior year end	(28,388)	(192,960)	—
Compensation Actually Paid	$838,305	$478,125	$(50,246)

Named Executive Officers, Footnote
(1)	Mr. Huseby was the CEO each of Fiscal 2024, 2023 and 2022.
(3)	The non-CEO named executive officers include the following individuals in each year:
2024: Messrs. Watson, Miller, Shar and Henderson and Ms. Paul
2023: Messrs. Donohue, Miller, Nenke, Shar and Henderson
2022: Messrs. Donohue, Miller, Nenke and Shar

PEO Total Compensation Amount	$ 1,787,099	$ 1,890,783	$ 4,666,106
PEO Actually Paid Compensation Amount	$ 895,431	(134,970)	(2,214,193)
Adjustment To PEO Compensation, Footnote
The following table outlines the adjustments made to the compensation earned by our CEO and non-CEO NEOs, as presented in the Summary Compensation Table, to derive the Compensation Actually Paid to our CEO and non-CEO NEOs.
Item and Value Added (Deducted)	2024	2023	2022
For CEO:
Summary Compensation Table Total	$1,787,099	$1,890,783	$4,666,106
- Summary Compensation Table “Option Awards” column value	—	(390,970)	(1,877,394)
- Summary Compensation Table “Stock Awards” column value	—	(360,556)	(1,650,002)
+ Year End fair value of outstanding and unvested equity awards granted in the fiscal year	—	468,285	829,586
+/- change in fair value of outstanding and unvested equity awards granted in prior years	$(660,563)	$(1,247,961)	$(5,703,253)
+ vest date fair value of equity awards granted in the covered year	—	—	—
+/- change in fair value of prior-year equity awards vested in the fiscal year	(231,105)	(494,551)	1,520,765
Compensation Actually Paid	$895,431	$(134,970)	$(2,214,193)
For Non-CEO NEOs (Average)
Summary Compensation Table Total	985,254	1,045,680	1,788,493
- Summary Compensation Table “Option Awards” column value	—	(114,923)	(625,803)
- Summary Compensation Table “Stock Awards” column value	—	(105,983)	(550,007)
+ Year End fair value of outstanding and unvested equity awards granted in the fiscal year	—	96,692	276,531
+/- change in fair value of outstanding and unvested equity awards granted in prior years	(86,179)	(173,534)	(1,181,555)
Item and Value Added (Deducted)	2024	2023	2022
+ vest date fair value of equity awards granted in the covered year	—	—	—
+/- change in fair value of prior-year equity awards vested in the fiscal year	(32,382)	(76,849)	242,095
- fair value of awards granted during prior year forfeited during year determined as of prior year end	(28,388)	(192,960)	—
Compensation Actually Paid	$838,305	$478,125	$(50,246)

Non-PEO NEO Average Total Compensation Amount	$ 985,254	1,045,680	1,788,493
Non-PEO NEO Average Compensation Actually Paid Amount	$ 838,305	478,125	(50,246)
Adjustment to Non-PEO NEO Compensation Footnote
The following table outlines the adjustments made to the compensation earned by our CEO and non-CEO NEOs, as presented in the Summary Compensation Table, to derive the Compensation Actually Paid to our CEO and non-CEO NEOs.
Item and Value Added (Deducted)	2024	2023	2022
For CEO:
Summary Compensation Table Total	$1,787,099	$1,890,783	$4,666,106
- Summary Compensation Table “Option Awards” column value	—	(390,970)	(1,877,394)
- Summary Compensation Table “Stock Awards” column value	—	(360,556)	(1,650,002)
+ Year End fair value of outstanding and unvested equity awards granted in the fiscal year	—	468,285	829,586
+/- change in fair value of outstanding and unvested equity awards granted in prior years	$(660,563)	$(1,247,961)	$(5,703,253)
+ vest date fair value of equity awards granted in the covered year	—	—	—
+/- change in fair value of prior-year equity awards vested in the fiscal year	(231,105)	(494,551)	1,520,765
Compensation Actually Paid	$895,431	$(134,970)	$(2,214,193)
For Non-CEO NEOs (Average)
Summary Compensation Table Total	985,254	1,045,680	1,788,493
- Summary Compensation Table “Option Awards” column value	—	(114,923)	(625,803)
- Summary Compensation Table “Stock Awards” column value	—	(105,983)	(550,007)
+ Year End fair value of outstanding and unvested equity awards granted in the fiscal year	—	96,692	276,531
+/- change in fair value of outstanding and unvested equity awards granted in prior years	(86,179)	(173,534)	(1,181,555)
Item and Value Added (Deducted)	2024	2023	2022
+ vest date fair value of equity awards granted in the covered year	—	—	—
+/- change in fair value of prior-year equity awards vested in the fiscal year	(32,382)	(76,849)	242,095
- fair value of awards granted during prior year forfeited during year determined as of prior year end	(28,388)	(192,960)	—
Compensation Actually Paid	$838,305	$478,125	$(50,246)

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and Company Performance
The following graphs graphically address the relationship over the past three years between Compensation Actually Paid (CAP) for our CEO and non-CEO NEOs as compared to our cumulative Total Stockholder Return (TSR) and GAAP net income.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Company Performance
The following graphs graphically address the relationship over the past three years between Compensation Actually Paid (CAP) for our CEO and non-CEO NEOs as compared to our cumulative Total Stockholder Return (TSR) and GAAP net income.

Total Shareholder Return Amount	$ 2.62	19.72	38.43
Net Income (Loss)	$ (63,211,000)	$ (101,862,000)	$ (68,857,000)
PEO Name	Mr. Huseby	Mr. Huseby	Mr. Huseby
PEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (390,970)	$ (1,877,394)
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(360,556)	(1,650,002)
PEO | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	468,285	829,586
PEO | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(660,563)	(1,247,961)	(5,703,253)
PEO | Vest Date Fair Value of Equity Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value of Prior-Year Equity Awards Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(231,105)	(494,551)	1,520,765
Non-PEO NEO | Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(114,923)	(625,803)
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(105,983)	(550,007)
Non-PEO NEO | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	96,692	276,531
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(86,179)	(173,534)	(1,181,555)
Non-PEO NEO | Vest Date Fair Value of Equity Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value of Prior-Year Equity Awards Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(32,382)	(76,849)	242,095
Non-PEO NEO | Fair Value of Awards Granted During Prior Year Forfeited During Year Determined as of Prior Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (28,388)	$ (192,960)	$ 0